Trade and Other Receivables - Trade and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023		Dec. 31, 2022
Disclosure of financial assets [line items]
Trade and other current receivables	₩ 11,985,735		₩ 10,461,822
Trade and other non-current receivables	2,193,587		2,153,080
Trade and other receivables	14,179,322		12,614,902
Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	12,274,256		10,705,408
Trade and other non-current receivables	2,288,498		2,231,660
Trade and other receivables	14,562,754		12,937,068
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(283,741)		(241,217)
Trade and other non-current receivables	(82,857)		(67,236)
Trade and other receivables	(366,598)		(308,453)
Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	(4,780)		(2,369)
Trade and other non-current receivables	(12,054)		(11,344)
Trade and other receivables	(16,834)		(13,713)
Trade receivables
Disclosure of financial assets [line items]
Trade and other current receivables	11,009,543		9,504,051
Trade and other non-current receivables	205,081		195,784
Trade and other receivables	11,214,624		9,699,835
Trade receivables | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	11,239,601		9,700,880
Trade and other non-current receivables	207,668		197,955
Trade and other receivables	11,447,269		9,898,835
Trade receivables | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(230,058)		(196,829)
Trade and other non-current receivables	(2,587)		(2,171)
Trade and other receivables	(232,645)		(199,000)
Trade receivables | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	0		0
Trade and other non-current receivables	0		0
Other receivables
Disclosure of financial assets [line items]
Trade and other current receivables	976,192		957,771
Trade and other non-current receivables	1,988,506		1,957,296
Trade and other receivables	2,964,698		2,915,067
Other receivables | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	1,034,655		1,004,528
Trade and other non-current receivables	2,080,830		2,033,705
Trade and other receivables	3,115,485		3,038,233
Other receivables | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(53,683)		(44,388)
Trade and other non-current receivables	(80,270)		(65,065)
Trade and other receivables	(133,953)		(109,453)
Other receivables | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	(4,780)		(2,369)
Trade and other non-current receivables	(12,054)		(11,344)
Trade and other receivables	(16,834)		(13,713)
Non-trade receivables
Disclosure of financial assets [line items]
Trade and other current receivables	344,180		417,931
Trade and other non-current receivables	144,169		87,250
Non-trade receivables | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	393,859		459,245
Trade and other non-current receivables	198,453		140,128
Non-trade receivables | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(49,626)		(41,293)
Trade and other non-current receivables	(54,182)		(52,696)
Non-trade receivables | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	(53)		(21)
Trade and other non-current receivables	(102)		(182)
Accrued income
Disclosure of financial assets [line items]
Trade and other current receivables	133,033		109,267
Trade and other non-current receivables	7,342		2,004
Accrued income | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	133,033		109,267
Trade and other non-current receivables	7,342		2,004
Accrued income | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	0		0
Trade and other non-current receivables	0		0
Accrued income | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	0		0
Trade and other non-current receivables	0		0
Deposits
Disclosure of financial assets [line items]
Trade and other current receivables	312,810		287,232
Trade and other non-current receivables	429,506		448,699
Deposits | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	317,541		289,580
Trade and other non-current receivables	441,721		459,861
Deposits | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(4)		0
Trade and other non-current receivables	(263)		0
Deposits | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	(4,727)		(2,348)
Trade and other non-current receivables	(11,952)		(11,162)
Finance lease receivables
Disclosure of financial assets [line items]
Trade and other current receivables	72,900	[1]	65,781	[2]
Trade and other non-current receivables	1,171,005	[3]	1,169,104	[4]
Finance lease receivables | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	75,661	[1]	67,583	[2]
Trade and other non-current receivables	1,173,500	[3]	1,171,807	[4]
Finance lease receivables | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(2,761)	[1]	(1,802)	[2]
Trade and other non-current receivables	(2,495)	[3]	(2,703)	[4]
Finance lease receivables | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	0	[1]	0	[2]
Trade and other non-current receivables	0	[3]	0	[4]
Others
Disclosure of financial assets [line items]
Trade and other current receivables	113,269		77,560
Trade and other non-current receivables	236,484		250,239
Others | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	114,561		78,853
Trade and other non-current receivables	259,814		259,905
Others | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(1,292)		(1,293)
Trade and other non-current receivables	(23,330)		(9,666)
Others | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	0		0
Trade and other non-current receivables	₩ 0		₩ 0

[1]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦114,118 million.
[2]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦114,347 million.
[3]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦943,316 million.
[4]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦1,024,927 million.